Lease obligation (Details 1)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
2023		$ 740,800
2024		382,842
2025		259,528
2026		3,140
Total Lease Payments		1,386,310
Less Imputed Interest		$ (139,587)
Total Discounted Lease Payments	$ 1,246,723
Current Portion Of Lease Obligations	(650,315)		$ (532,936)
Non-current Portion Of Lease Obligations	$ 596,408
Lease obligation [Member]
Weighted Average Remaining Lease Term	2 years 3 months 18 days
Lease obligation 1 [Member]
Weighted Average Remaining Lease Term	1 year 8 months 12 days
Lease obligation 2 [Member]
Weighted Average Remaining Lease Term	9 months 18 days
Lease obligation 3 [Member]
Weighted Average Remaining Lease Term	10 months 24 days